Commitments	12 Months Ended
Dec. 31, 2020
Disclosure Of Commitments [Abstract]
Disclosure of commitments [text block]

Note 33     Commitments

33.1 Royalty commitments

In Colombia, royalties on production are payable to the Colombian Government and are determined on a field-by-field basis using the level of production sliding scale detailed below:

Average daily production in barrels	Production Royalty rate
Up to 5,000	8%
5,000 to 125,000	8% + (production - 5,000) * 0.1
125,000 to 400,000	20%
400,000 to 600,000	20% + (production - 400,000) * 0.025
Greater than 600,000	25%

The production royalty rate depends on the crude quality. When the API is lower than 15°, the payment is reduced to the 75% of the total calculation.

According to each E&P Contract, the Colombian National Hydrocarbons Agency (“ANH”) also has an additional economic right, offered by the operator at the moment of the ANH bid. This additional economic right, which is based on the production of the block after royalty discount, is equal to 1% in the Llanos 34 and Llanos 32 Blocks, 23% in the CPO-5 Block and 0% in the Platanillo Block.

When the accumulated production of each field, including the royalties’ volume, exceeds 5,000,000 of barrels and the WTI price exceeds certain price level previously determined, the Group should also deliver to ANH a share of the production net of royalties in accordance with a formula defined in each E&P Contract, which basically depends on the WTI price and the crude quality.

Additionally, GeoPark is obligated to pay an overriding royalty of 4% and 2.5%, respectively, to the previous owners of the Llanos 34 and CPO-5 Blocks, based on the production and sale of hydrocarbons discovered in the blocks. During 2020, the Group has accrued US$ 14,018,000 (US$ 24,700,000 in 2019 and US$ 20,551,000 in 2018) in relation with these overriding royalty agreements. Furthermore, there are overriding royalty agreements in place from 1.2% to 8.5% of the net production in the Andaquies, Coati, Mecaya, PUT-8, PUT-9, Tacacho and Terecay Blocks. Since they are exploratory blocks with no production during 2020, these agreements had no impact on the Group’s results.

In Chile, royalties are payable to the Chilean Government. In the Fell Block, royalties are calculated at 5% of crude oil production and 3% of gas production. In the Flamenco Block, Campanario Block and Isla Norte Block, royalties are calculated at 5% of gas and oil production.

In Brazil, the Brazilian National Petroleum, Natural Gas and Biofuels Agency (ANP) is responsible for determining monthly minimum prices for petroleum produced in concessions for purposes of royalties payable with respect to production. Royalties generally correspond to a percentage ranging between 5% and 10% applied to reference prices for oil or natural gas, as established in the relevant bidding guidelines (edital de licitação) and concession agreement. In determining the percentage of royalties applicable to a concession, the ANP takes into consideration, among other factors, the geological risks involved and the production levels expected. In the Manati Block, royalties are calculated at 7.5% of gas production.

In Argentina, crude oil and gas production accrues royalties payable to the Provinces of Mendoza and Neuquen equivalent to 15% on estimated value at well head of those products. This value is equivalent to final sales price less transport, storage and treatment costs.

33.2 Capital commitments

33.2.1 Colombia

The future investment commitments assumed by GeoPark, at its working interest, are up to:

•

VIM-3 Block: The ANH approved the termination of the E&P Contract related to the block, with a remaining commitment of US$ 9,290,800, which will be transferred as investment to another block in Colombia.

•

Llanos 32 Block: 2 exploratory wells before February 20, 2022. GeoPark has signed a private agreement with the other partner in the block resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 3,350,000.

•	Llanos 87 Block: 3D seismic reprocessing, aerogeophysic and 4 exploratory wells (US$ 11,034,000) before November 24, 2022.
•	Llanos 94 Block: 3D seismic acquisition and reprocessing and 3 exploratory wells (US$ 9,147,000) before October 1, 2023.
•	Llanos 123 Block: 3D seismic reprocessing, geochemistry and 2 exploratory wells (US$ 5,686,000) before November 26, 2023.
•	Llanos 124 Block: 3D seismic acquisition and reprocessing, geochemistry and 3 exploratory wells (US$ 8,417,000) before November 26, 2023.
•	CPO-5 Block: 3D seismic acquisition, processing and interpretation (US$ 2,542,000) before July 9, 2022.
•	Coati Block: 3D seismic and 2D seismic acquisition (US$ 4,500,000). The exploratory period is currently suspended.
•

Mecaya Block: 3D seismic or 1 exploratory well (US$ 2,000,000). The exploratory period is currently suspended. Due to private agreement with the partner in the block, the investment commitment to be incurred by GeoPark amounts to US$ 600,000.

•	PUT-8 Block: 3D seismic acquisition and reprocessing and 3 exploratory wells (US$ 13,107,000) before June 27, 2022.
•

PUT-9 Block: 3D seismic acquisition and 2 exploratory wells (US$ 10,550,000) before October 14, 2020. GeoPark has signed a private agreement with the other partner in the block resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 4,365,000. The exploratory period is currently suspended.

•

PUT-12 Block: 2D seismic acquisition, reprocessing and interpretation, geochemistry and 1 exploratory well (US$ 14,347,000) before November 29, 2021. On April 7, 2020, GeoPark requested the ANH to suspend the exploratory period.

•	PUT-30 Block: 2D seismic acquisition and 1 exploratory well (US$ 26,929,000). The exploratory period is currently suspended.
•

Tacacho Block: 2D seismic acquisition, processing and interpretation (US$ 4,080,000). GeoPark has signed a private agreement with the other partner in the block resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 1,224,000. The exploratory period is currently suspended.

•

Terecay Block: 2D seismic acquisition, processing and interpretation (US$ 4,046,000). GeoPark has signed a private agreement with the other partner in the block resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 2,856,000. The exploratory period is currently suspended.

•

The Llanos 86, Llanos 104, PUT-14 and PUT-36 Blocks are in Preliminary Phase as of the date of these Consolidated Financial Statements. During this Preliminary Phase, GeoPark must request the Ministry of Interior for the certificate that indicates presence or no presence of indigenous communities and develop previous consultation, if applicable. Only when this process has been completed and the corresponding regulatory approvals has been obtained, the blocks will enter into Phase 1, where the exploratory commitments are mandatory. The investment commitments for the blocks over three-years term of Phase 1 would be the following:

-	Llanos 86 Block: 3D seismic, 2D seismic reprocessing and 1 exploratory well (US$ 7,954,000)
-	Llanos 104 Block: 3D seismic, 2D seismic reprocessing and 1 exploratory well (US$ 7,068,000)
-	PUT-14 Block: 2D seismic acquisition and 1 exploratory well (US$ 16,122,000)
-	PUT-36 Block: 3D seismic acquisition and 2 exploratory wells. (US$ 9,482,000)

33.2.2 Chile

The remaining investment commitment to be assumed 100% by GeoPark for the second exploratory phase in the Campanario and Isla Norte Blocks are up to:

•	Campanario Block: 2 exploratory wells before April 16, 2022 (US$ 5,002,000)
•	Isla Norte Block: 1 exploratory well before February 21, 2022 (US$ 867,000)

As of December 31, 2020, the Group has established guarantees for its total commitments.

33.2.3 Brazil

The future investment commitments assumed by GeoPark are up to:

•	POT-T-785 Block: 3D seismic and electromagnetic survey before January 29, 2023 (US$ 67,000).
•	REC-T-58 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).
•	REC-T-67 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).
•	REC-T-77 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).
•	POT-T-834 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).

33.2.4 Argentina

The investment commitment in the Los Parlamentos Block (50% working interest) for the first exploratory period, ending on October 30, 2021, which includes 2 exploratory wells and additional 3D seismic, amounts to US$ 6,000,000, at GeoPark’s working interest.

33.2.5 Ecuador

The investment commitments assumed by GeoPark, at its 50% working interest, in the Espejo and Perico Blocks during the first exploratory period are up to:

•	Espejo Block: 3D seismic and 4 exploratory wells before June 17, 2023 (US$ 17,648,000).
•	Perico Block: 4 exploratory wells before June 16, 2023 (US$ 12,109,000).